OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
OTHER LIABILITIES
Partners and commercial managements		$ 500
Accrued operating expenses	$ 14,300	14,100
Accrued interest	3,100	4,000
Wages and social expenses	16,800	14,300
Derivative financial instruments	24,700	12,300
Payables to joint ventures		100
Other	900	2,000
Balance as of 31 December	$ 59,782	$ 47,316